UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    May 7, 2002

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/02
                         RUN DATE: 05/07/02  2:19 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   72

FORM 13F INFORMATION TABLE VALUE TOTAL:   $15,147,789,000



LIST OF OTHER INCLUDED MANAGERS:
NO.   13F FILE NUMBER      NAME

                                                    FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/02

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMDOCS LTD ORD                 COM              G02602103      533    20009 SH       SOLE                    20009        0        0
CHECK POINT SOFTWARE TECH LTOR COM              M22465104      661    21749 SH       SOLE                    21749        0        0
AOL TIME WARNER                COM              00184A105   263660 11148400 SH       SOLE                  9961369       64  1186967
ALLERGAN INC COM               COM              018490102      280     4335 SH       SOLE                     4335        0        0
AMERICAN INTL GROUP INC        COM              026874107   740083 10258978 SH       SOLE                  9094191       65  1164723
AMGEN INC                      COM              031162100   614725 10300358 SH       SOLE                  9116289       65  1184004
ANHEUSER BUSCH COS INC         COM              035229103     1043    19980 SH       SOLE                    19980        0        0
AUTOMATIC DATA PROCESSING      COM              053015103   579978  9953293 SH       SOLE                  8788569       61  1164663
BAXTER INTL INC                COM              071813109   258788  4347920 SH       SOLE                  3854818       29   493073
BED BATH & BEYOND INC COM      COM              075896100    84705  2509776 SH       SOLE                  2176239       15   333522
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      298      126 SH       SOLE                        0        0      126
BIOMET INC                     COM              090613100      662    24464 SH       SOLE                    24464        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108   268296  6626221 SH       SOLE                  5866844       40   759337
CARDINAL HEALTH INC COM        COM              14149Y108   633358  8934383 SH       SOLE                  7990216       45   944122
CIENA CORP COM                 COM              171779101      321    35625 SH       SOLE                    35625        0        0
CISCO SYS INC                  COM              17275R102   199794 11801157 SH       SOLE                 10468363       75  1332719
CITIGROUP INC.                 COM              172967101   267131  5394409 SH       SOLE                  4771304       30   623075
CITIZENS COMMUNICATIONS CO COM COM              17453B101      109    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100      440     8423 SH       SOLE                     8423        0        0
COLGATE PALMOLIVE CO           COM              194162103   475051  8312345 SH       SOLE                  7369647       54   942644
DELL COMPUTER CORP COM         COM              247025109      517    19795 SH       SOLE                    19647        0      148
DOLLAR GEN CORP COM            COM              256669102     8700   534392 SH       SOLE                   515800        0    18592
EMC CORP MASS                  COM              268648102    59353  4979314 SH       SOLE                  4331102       30   648182
ELECTRONIC DATA SYSTEMS        COM              285661104   242239  4177255 SH       SOLE                  3742600       23   434632
EMERSON ELEC CO                COM              291011104      290     5050 SH       SOLE                     3100        0     1950
SELECT TEN PORT *******% 02/01 MUTUAL FUNDS     294712120       18    17913 SH       SOLE                    17913        0        0
SELECT TEN 2001 SERIES A       MUTUAL FUNDS     294712187       21    21174 SH       SOLE                    21174        0        0
EXXON MOBIL CORPORATION        COM              30231G102     1159    26445 SH       SOLE                    22123        0     4322
FANNIE MAE                     COM              313586109   559766  7007592 SH       SOLE                  6178176       45   829371
FIRST DATA CORP                COM              319963104      200     2289 SH       SOLE                      365        0     1924
FOREST LABS INC                COM              345838106     2846    34830 SH       SOLE                    34830        0        0
GENENTECH INC COM NEW          COM              368710406      377     7468 SH       SOLE                     7468        0        0
GENERAL ELEC CO                COM              369604103   742869 19836293 SH       SOLE                 17609426      120  2226747
GLAXO PLC SPONSORED ADR/ORD SH COM              37733W105      217     4610 SH       SOLE                     4610        0        0
HOME DEPOT INC                 COM              437076102   651887 13410559 SH       SOLE                 12001602       79  1408878
ILLINOIS TOOL WORKS INC        COM              452308109      290     4012 SH       SOLE                     4012        0        0
INTEL CORP                     COM              458140100      418    13761 SH       SOLE                    12648        0     1113
INTERNATIONAL BUSINESS MACHINE COM              459200101   421571  4053566 SH       SOLE                  3581890       25   471651
JOHNSON & JOHNSON              COM              478160104   366486  5642592 SH       SOLE                  5016870       35   625688
JUNIPER NETWORKS INC COM       COM              48203R104      404    32050 SH       SOLE                    32050        0        0
KOHLS CORP COM                 COM              500255104      400     5620 SH       SOLE                     5620        0        0
LINEAR TECHNOLOGY CORP COM     COM              535678106      310     7000 SH       SOLE                     7000        0        0
LOWES CO                       COM              548661107    23781   546824 SH       SOLE                   522004        0    24820
MBNA CORP                      COM              55262L100   669579 17360093 SH       SOLE                 15393748      107  1966238
MEDIMMUNE INC COM              COM              584699102      464    11800 SH       SOLE                    11800        0        0
MEDTRONIC INC                  COM              585055106   538468 11910365 SH       SOLE                 10552105       75  1358185
MERCK & CO INC                 COM              589331107   251739  4371994 SH       SOLE                  3838863       27   533104
MICROSOFT CORP                 COM              594918104   559217  9272376 SH       SOLE                  8223964       55  1048357
MINNESOTA MNG & MFG CO         COM              604059105      358     3115 SH       SOLE                     2500        0      615
MOLEX INC COM                  COM              608554101     9587   276525 SH       SOLE                   276525        0        0
NOKIA CORP SPONSORED ADR       COM              654902204   215477 10389442 SH       SOLE                  9151439       65  1237938
ORACLE SYS CORP COM            COM              68389X105   133534 10432331 SH       SOLE                  9222047       65  1210219
PEPSICO INC                    COM              713448108   481653  9352489 SH       SOLE                  8295259       57  1057173
PFIZER INC                     COM              717081103   726229 18274510 SH       SOLE                 16218253      115  2056142
SCHERING PLOUGH CORP           COM              806605101      419    13373 SH       SOLE                    11823        0     1550
SIEBEL SYS INC COM             COM              826170102      934    28635 SH       SOLE                    28635        0        0
SOLECTRON CORP COM             COM              834182107      505    64794 SH       SOLE                    64794        0        0
STATE STR CORP                 COM              857477103   493417  8909653 SH       SOLE                  7873865       55  1035734
STRYKER CORP                   COM              863667101     1343    22255 SH       SOLE                    22255        0        0
SUN MICROSYSTEM INC            COM              866810104    93803 10635281 SH       SOLE                  9397952       65  1237264
SYSCO CORPORATION              COM              871829107   254567  8536803 SH       SOLE                  7588197       54   948552
TARGET CORP                    COM              87612E106   299918  6955433 SH       SOLE                  6152974       42   802417
TEXAS INSTRUMENTS INC          COM              882508104   429820 12985510 SH       SOLE                 11488402       81  1497027
TYCO INTL LTD NEW COM          COM              902124106   592972 18346915 SH       SOLE                 16368772      115  1978028
USA ED INC COM                 COM              90390U102   232002  2372210 SH       SOLE                  2129817       12   242381
UNITED TECHNOLOGIES CORP       COM              913017109      298     4021 SH       SOLE                     4021        0        0
WACHOVIA GROUP COM             COM              929903102      200     5389 SH       SOLE                      305        0     5084
WAL MART STORES INC            COM              931142103   637183 10394510 SH       SOLE                  9246409       65  1148037
WALGREEN COMPANY               COM              931422109   619941 15818858 SH       SOLE                 14037255       95  1781509
WELLS FARGO NEW                COM              949746101   269754  5460610 SH       SOLE                  4842794       35   617781
WILLOW INVESTMENTS INC         COM              971118104        0    25000 SH       SOLE                    25000        0        0
WYETH                          COM              983024100   160373  2442846 SH       SOLE                  2167555       15   275276

     LINE COUNT: 72